Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

Note 17 - Income taxes

Income tax expense for the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Current income tax expense
Expense for the year	$25.1	$35.5
Adjustment in respect of prior years	(5.6)	5.4
Current income tax expense	$19.5	40.9
Deferred income tax expense (recovery)
Origination and reversal of temporary differences in the current year	15.7	15.3
Impact of U.S. Tax Reform	7.1	—
Impact of changes in tax rate	(0.9)	(0.8)
Change in (reversal of) unrecognized deductible temporary differences	0.1	(4.4)
Adjustments in respect of prior years	0.6	(4.3)
Other	(0.8)	(1.0)
Deferred income tax expense	21.8	4.8
Total	$41.3	$45.7

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income (loss) for the years ended December 31, 2017 and 2016, is as follows:

	2017	2016
Net income before income taxes	$236.0	$167.9
Statutory tax rate	26.6%	26.6%
Tax expense at statutory rate	62.8	44.7
Reconciling items:
Change in (reversal of) unrecognized deductible temporary differences	0.1	(4.4)
Income/expenses not (taxed) deductible	(3.0)	(1.9)
Differences in foreign statutory tax rates	(20.9)	4.8
Differences due to changing future tax rates	(0.9)	(0.8)
Impact of U.S. Tax Reform	7.1	—
Foreign withholding tax	1.4	1.8
Temporary differences subject to initial recognition exemption	(5.2)	0.5
Other	(0.1)	1.0
Net income tax expense	$41.3	$45.7

On December 22, 2017, the United States enacted Tax Reform legislation.  Among the significant changes include a reduction in the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018, which resulted in a deferred tax expense of $7.1 million on the re-measurement of the Company’s deferred tax assets in the U.S.  The impact of the U.S. Tax Reform on the Company may differ from the expense recorded due to changes as a result of additional information and guidance that will be issued by the Department of Treasury.

Income tax (expense) recognized in other comprehensive income (loss) is as follows:

	2017			2016
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Gain	Expense	Gain	Tax Loss	Expense	Loss
Change in market value
of available-for-sale investments	$47.1	$(6.3)	$40.8	$46.0	$(3.7)	$42.3
Cumulative translation adjustment	77.2	—	77.2	21.3	—	21.3
Other comprehensive loss	$124.3	$(6.3)	$118.0	$67.3	$(3.7)	$63.6
Deferred tax	$—	$(6.3)	$-	$—	$(3.7)	$—

The significant components of deferred income tax assets and liabilities as at December 31, 2017 and 2016, respectively, are as follows:

	2017	2016
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$5.6	$10.7
Non-capital loss carry-forwards	9.5	11.2
Other	(0.6)	(0.6)
	$14.5	$21.3

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(7.1)	$(9.7)
Royalty, stream and working interests	71.1	54.2
Non-capital loss carry-forwards	(5.6)	(4.4)
Investments	5.8	(0.1)
Other	(3.9)	(2.5)
	$60.3	$37.5
Deferred income tax liabilities, net	$45.8	$16.2

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2017	2016
Deferred income tax assets:
Deferred income tax asset to be recovered within 12 months	$0.1	$0.1
Deferred income tax asset to be recovered after more than 12 months	14.4	21.2
	$14.5	$21.3
Deferred income tax liabilities:
Deferred income tax liability to be settled within 12 months	0.9	1.2
Deferred income tax liability to be settled after more than 12 months	59.4	36.3
	$60.3	$37.5
Deferred income tax liabilities, net	$45.8	$16.2

Movement in net deferred taxes:

	2017	2016
Balance, beginning of year	$16.2	$17.1
Recognized in profit/loss	21.8	4.8
Recognized in other comprehensive income	6.3	3.7
Recognized in equity	—	(10.0)
Other	1.5	0.6
Deferred income tax liabilities, net	$45.8	$16.2

The following table summarizes the Company’s non-capital losses at December 31, 2017 that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Non-Capital Losses	$55.9	2028-2037

Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2017 is $336.8 million (December 31, 2016 – $324.8 million).  No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2017 is $4.0 million (December 31, 2016 - $3.7 million).  No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the company can utilize the benefit.